Quarterly Holdings Report
for
Fidelity® Disruptive Technology Fund
August 31, 2022
DST-NPRT1-1022
1.9897387.102
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 18.8%
Entertainment - 5.2%
Netflix, Inc. (a)	11,052	2,470,785
Roku, Inc. Class A (a)	3,556	241,808
Sea Ltd. ADR (a)	31,618	1,960,316
Spotify Technology SA (a)	7,816	845,300
		5,518,209
Interactive Media & Services - 11.1%
Alphabet, Inc. Class C (a)	40,514	4,422,103
Kakao Corp.	10,663	576,753
Meta Platforms, Inc. Class A (a)	10,932	1,781,151
Snap, Inc. Class A (a)	68,234	742,386
Tencent Holdings Ltd.	26,155	1,081,007
Yandex NV Series A (a)(b)	47,740	163,741
Z Holdings Corp.	1,016,486	2,988,342
		11,755,483
Wireless Telecommunication Services - 2.5%
T-Mobile U.S., Inc. (a)	18,113	2,607,547
TOTAL COMMUNICATION SERVICES		19,881,239
CONSUMER DISCRETIONARY - 14.7%
Automobiles - 1.0%
Tesla, Inc. (a)	3,939	1,085,628
Hotels, Restaurants & Leisure - 3.8%
Airbnb, Inc. Class A (a)	7,645	864,802
MakeMyTrip Ltd. (a)(c)	95,375	3,180,756
		4,045,558
Internet & Direct Marketing Retail - 9.3%
Amazon.com, Inc. (a)	37,649	4,772,764
Delivery Hero AG (a)(d)	10,462	434,186
Doordash, Inc. (a)	7,870	471,413
Farfetch Ltd. Class A (a)(c)	81,534	817,786
Global-e Online Ltd. (a)	27,478	868,030
Lyft, Inc. (a)	28,196	415,327
Uber Technologies, Inc. (a)	30,783	885,319
ZOZO, Inc.	50,870	1,124,391
		9,789,216
Specialty Retail - 0.6%
Auto1 Group SE (a)(d)	61,239	643,731
TOTAL CONSUMER DISCRETIONARY		15,564,133
INFORMATION TECHNOLOGY - 66.2%
Electronic Equipment & Components - 1.3%
Samsung SDI Co. Ltd.	3,181	1,400,770
IT Services - 10.6%
Accenture PLC Class A	6,093	1,757,587
Adyen BV (a)(d)	1,468	2,265,337
Block, Inc. Class A (a)	15,325	1,056,046
MongoDB, Inc. Class A (a)	9,642	3,113,016
Paymentus Holdings, Inc. (a)(c)	40,680	484,499
Snowflake, Inc. (a)	10,361	1,874,823
Twilio, Inc. Class A (a)	9,519	662,332
		11,213,640
Semiconductors & Semiconductor Equipment - 19.8%
ASML Holding NV (Netherlands)	9,653	4,711,777
Enphase Energy, Inc. (a)	11,547	3,307,523
Marvell Technology, Inc.	69,038	3,232,359
NVIDIA Corp.	18,629	2,811,861
SolarEdge Technologies, Inc. (a)	7,887	2,176,575
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	56,696	4,725,612
		20,965,707
Software - 32.9%
Adobe, Inc. (a)	13,307	4,969,366
Amplitude, Inc. (a)(c)	37,106	562,156
Atlassian Corp. PLC (a)	9,900	2,451,834
Bill.Com Holdings, Inc. (a)	7,695	1,245,667
Confluent, Inc. (a)(c)	47,078	1,288,054
Crowdstrike Holdings, Inc. (a)	7,263	1,326,296
HashiCorp, Inc.	31,855	1,126,074
HubSpot, Inc. (a)	5,917	1,994,266
Intuit, Inc.	5,964	2,575,136
Kingdee International Software Group Co. Ltd. (a)	477,244	926,284
Microsoft Corp.	21,225	5,549,701
Paycom Software, Inc. (a)	4,071	1,429,735
Qualtrics International, Inc. (a)	51,573	631,769
Salesforce.com, Inc. (a)	28,226	4,406,643
Workday, Inc. Class A (a)	26,843	4,417,284
		34,900,265
Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc.	10,932	1,718,729
TOTAL INFORMATION TECHNOLOGY		70,199,111
TOTAL COMMON STOCKS (Cost $142,846,329)		105,644,483

Money Market Funds - 4.8%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (e)	525,668	525,773
Fidelity Securities Lending Cash Central Fund 2.34% (e)(f)	4,521,794	4,522,246
TOTAL MONEY MARKET FUNDS (Cost $5,048,019)		5,048,019

TOTAL INVESTMENT IN SECURITIES - 104.5% (Cost $147,894,348)	110,692,502
NET OTHER ASSETS (LIABILITIES) - (4.5)%	(4,716,891)
NET ASSETS - 100.0%	105,975,611

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,343,254 or 3.2% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	907,846	6,229,240	6,611,313	4,754	-	-	525,773	0.0%
Fidelity Securities Lending Cash Central Fund 2.34%	5,285,219	11,774,119	12,537,092	20,180	-	-	4,522,246	0.0%
Total	6,193,065	18,003,359	19,148,405	24,934	-	-	5,048,019

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.